OTHER RELATED PARTY TRANSACTIONS (Details) - USD ($)		1 Months Ended															3 Months Ended							6 Months Ended		12 Months Ended
	Aug. 07, 2019	Jun. 30, 2020	May 31, 2020	Mar. 31, 2020	Feb. 29, 2020	Nov. 30, 2019	Aug. 31, 2019	May 31, 2019	Apr. 30, 2019	Feb. 28, 2019	Jan. 31, 2019	Dec. 31, 2018	Nov. 30, 2018	May 31, 2018	Apr. 30, 2018	May 31, 2009	Jun. 30, 2020	Mar. 31, 2020	Jun. 30, 2019	Mar. 31, 2019	Dec. 31, 2018	Jun. 30, 2018	Mar. 31, 2018	Jun. 30, 2020	Jun. 30, 2019	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2014	Dec. 31, 2011	Jul. 31, 2020	Jun. 22, 2020	Dec. 31, 2017	Dec. 31, 2016	Nov. 30, 2011	Apr. 30, 2011	Mar. 26, 2009	Mar. 05, 2009
OTHER RELATED PARTY TRANSACTIONS (Details) [Line Items]
Due to Related Parties, Current		$ 0										$ 9,087					$ 0				$ 9,087			$ 0		$ 0	$ 9,087
Debt Instrument, Interest Rate, Stated Percentage																															1.00%
Repayments of Related Party Debt																								295,000	$ 131,722	97,743	113,145
Debt Instrument, Face Amount																														$ 401,200	$ 157,620
Notes Payable, Related Parties		$ 0										106,830					0				106,830			0		28,824	106,830
Interest Expense, Related Party																	1,769		$ 1,770					3,520	3,520	5,975	21,976
Debt Conversion, Original Debt, Amount								$ 25,000	$ 160,000	$ 53,723		158,667	$ 52,416											0	238,723	238,723	211,083
Proceeds from Issuance of Common Stock																								0	0	0	47,000
Stock Issued During Period, Shares, Issued for Services (in Shares)		6,000		2,500	2,500	1,000	2,500				3,000				17,000								17,616
Stock Issued During Period, Value, Issued for Services		$ 22,800		$ 11,500	$ 11,500	$ 4,400	$ 15,000				$ 26,600				$ 174,800		42,509	$ 38,000		$ 26,600			$ 43,664			46,000	1,843,664
Operating Leases, Rent Expense																										3,000
The 2018 Convertible Notes [Member]
OTHER RELATED PARTY TRANSACTIONS (Details) [Line Items]
Debt Instrument, Interest Rate, Stated Percentage														9.00%
Debt Instrument, Face Amount														$ 895,000
Debt Conversion, Original Debt, Amount			$ 116,693																		200,000
Debt Instrument, Convertible, Conversion Price (in Dollars per share)														$ 4.00
President, Director, and Chief Scientific Officer [Member]
OTHER RELATED PARTY TRANSACTIONS (Details) [Line Items]
Due to Related Parties, Current																																$ 96,462	$ 21,888
Debt Instrument, Interest Rate, Stated Percentage																																				5.00%
Repayments of Related Party Debt																											21,888
Chief Executive Officer [Member]
OTHER RELATED PARTY TRANSACTIONS (Details) [Line Items]
Due to Related Parties, Current																													$ 88,000
Debt Instrument, Interest Rate, Stated Percentage																												0.00%									5.00%
Repayments of Related Party Debt																											91,257
Debt Instrument, Face Amount																																					$ 75,000
Proceeds from Related Party Debt																$ 13,000												$ 66,000
Notes Payable, Related Parties												62,743									62,743					0	62,743
Interest Expense, Related Party																										6,574	15,278
Chief Executive Officer [Member] | Principal [Member]
OTHER RELATED PARTY TRANSACTIONS (Details) [Line Items]
Repayments of Related Party Debt																										62,743
Chief Executive Officer [Member] | Accrued Interest [Member]
OTHER RELATED PARTY TRANSACTIONS (Details) [Line Items]
Repayments of Related Party Debt																										55,000
Immediate Family Member of Management or Principal Owner [Member]
OTHER RELATED PARTY TRANSACTIONS (Details) [Line Items]
Debt Instrument, Interest Rate, Stated Percentage	10.00%																																		10.00%
Repayments of Related Party Debt	$ 65,197
Debt Instrument, Face Amount																																			$ 50,000
Interest Expense, Related Party																										1,493	2,500
Debt Conversion, Original Debt, Amount																													$ 25,000
Debt Instrument, Convertible, Conversion Price (in Dollars per share)	$ 0.1300																												$ 0.60
Immediate Family Member of Management or Principal Owner [Member] | 2011 Notes [Member]
OTHER RELATED PARTY TRANSACTIONS (Details) [Line Items]
Debt Instrument, Interest Rate, Stated Percentage																																		10.00%
Debt Instrument, Face Amount																																		$ 10,000
Notes Payable, Related Parties												35,000									35,000					0	35,000
Interest Expense, Related Party																										597	1,000
Debt Instrument, Convertible, Conversion Price (in Dollars per share)																																		$ 0.20
Immediate Family Member of Management or Principal Owner [Member] | The 2018 Convertible Notes [Member]
OTHER RELATED PARTY TRANSACTIONS (Details) [Line Items]
Debt Instrument, Interest Rate, Stated Percentage														9.00%
Debt Instrument, Face Amount														$ 40,000
Notes Payable, Related Parties		$ 0										$ 40,000					0				$ 40,000			0		45,975	40,000
Interest Expense, Related Party																										3,599	2,376
Debt Instrument, Convertible, Conversion Price (in Dollars per share)														$ 4.00
Immediate Family Member of Management or Principal Owner [Member] | Building [Member]
OTHER RELATED PARTY TRANSACTIONS (Details) [Line Items]
Operating Leases, Rent Expense																										3,000	5,600
Related Party Transaction, Expenses from Transactions with Related Party																										$ 8,168	$ 2,130
Charles Mulrey and Family [Member]
OTHER RELATED PARTY TRANSACTIONS (Details) [Line Items]
Stock Issued During Period, Shares, New Issues (in Shares)														7,500
Sale of Stock, Price Per Share (in Dollars per share)														$ 4.00
Proceeds from Issuance of Common Stock														$ 30,000
One of Directors, Dr. Kevin Doody [Member] | Restricted Stock [Member]
OTHER RELATED PARTY TRANSACTIONS (Details) [Line Items]
Stock Issued During Period, Shares, Issued for Services (in Shares)														151,000								150,000,000,000
Stock Issued During Period, Value, Issued for Services														$ 1,540,000								$ 1,530,000
Guarantor Subsidiaries [Member]
OTHER RELATED PARTY TRANSACTIONS (Details) [Line Items]
Interest Expense, Related Party																			623						1,239
Guarantor Subsidiaries [Member] | 2011 Notes [Member]
OTHER RELATED PARTY TRANSACTIONS (Details) [Line Items]
Interest Expense, Related Party																			249						496
Guarantor Subsidiaries [Member] | The 2018 Convertible Notes [Member]
OTHER RELATED PARTY TRANSACTIONS (Details) [Line Items]
Interest Expense, Related Party																	483		875					1,380	1,785
Guarantor Subsidiaries [Member] | Building [Member]
OTHER RELATED PARTY TRANSACTIONS (Details) [Line Items]
Operating Leases, Rent Expense																								0	1,800
Related Party Transaction, Expenses from Transactions with Related Party																	$ 0		$ 5,256					$ 0	$ 6,034